Property, Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 162,423	$ 170,060	$ 142,888
Amortization expense	203,000	169,000
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation	164,000	170,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 18,000	$ 18,000